Customer and Vendor Concentration (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of vendor concentration risk
Cost of Revenue	$ 3,067,872	$ 5,029,954	$ 6,828,928	$ 8,616,014	$ 19,083,834	$ 11,468,010
Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable					$ 3,781,287	$ 995,105
Concentration risk, percentage					100.00%	100.00%
Vendor A [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable					$ 304,826	$ 195,511
Concentration risk, percentage					8.00%	20.00%
Vendor B [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable					$ 235,388	$ 33,270
Concentration risk, percentage					6.00%	3.00%
Vendor C [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable					$ 18,616	$ 91,355
Concentration risk, percentage					1.00%	9.00%
Other vendor [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable					$ 3,222,457	$ 674,969
Concentration risk, percentage					85.00%	68.00%
Cost of Revenue [Member]
Schedule of vendor concentration risk
Cost of Revenue					$ 19,083,834	$ 11,468,010
Concentration risk, percentage					100.00%	100.00%
Cost of Revenue [Member] | Vendor A [Member]
Schedule of vendor concentration risk
Cost of Revenue					$ 3,484,433	$ 2,848,715
Concentration risk, percentage					18.00%	25.00%
Cost of Revenue [Member] | Vendor B [Member]
Schedule of vendor concentration risk
Cost of Revenue					$ 2,172,579	$ 1,106,927
Concentration risk, percentage					12.00%	10.00%
Cost of Revenue [Member] | Vendor C [Member]
Schedule of vendor concentration risk
Cost of Revenue					$ 1,530,233	$ 998,787
Concentration risk, percentage					8.00%	8.00%
Cost of Revenue [Member] | Other vendor [Member]
Schedule of vendor concentration risk
Cost of Revenue					$ 11,896,589	$ 6,513,581
Concentration risk, percentage					62.00%	57.00%